MINERAL PROPERTIES, PLANT AND EQUIPMENT (Narrative) (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 05, 2019 USD ($)	Jun. 05, 2017 USD ($) shares	Feb. 01, 2017 USD ($)	Oct. 31, 2016 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 ha oz shares	Dec. 31, 2019 MXN ($)	Apr. 24, 2017	Sep. 13, 2016	Jul. 21, 2016	Dec. 31, 2014	Feb. 28, 2013
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and evaluation properties					$ 12,619	$ 11,246
Capital expenditure commitments					2,810
Royalty expense					2,034	1,653
Lease liabilities					$ 1,238
Parral Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net				$ 5,300
Issued on acquistion of mineral properties, net (shares) | shares				1,198,083
Percentage of interests acquired										100.00%
Net smelter royalty					1.00%			1.00%
Exploration commitments					$ 2,000
Commitment, value of shares to be issued per million ounces of silver delineated					$ 200
Guanacevi, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty					3.00%			3.00%
Payments for exploration and evaluation					$ 473	926
Guanacevi, Mexico [Member] | Ocampo [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition period for exploration and evaluation properties	10 years
Fixed per tonne production payment for exploration and evaluation	$ 12
Per tonne production charges and royalties for exploration and evaluation					704
Guanacevi, Mexico [Member] | Ocampo [Member] | Less than or equal to $15 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	4.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $15 dollars and up to $20 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	9.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $20 dollars and up to $25 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	13.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $25 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	16.00%
El Compas, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net (shares) | shares							2,147,239
Assumed obligation, troy ounces of gold | oz							165
Percentage of interests acquired							100.00%
Lease liabilities					$ 90			$ 1,632,000
El Compas, Mexico [Member] | Calicanto Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired											100.00%
Net smelter royalty						3.00%					3.00%
Payments for exploration and evaluation			$ 400			$ 45
El Compas, Mexico [Member] | Veta Grande Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net		$ 500
Issued on acquistion of mineral properties, net (shares) | shares		154,321
Percentage of interests acquired									100.00%
El Compas, Mexico - 22 concessions [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty					1.50%			1.50%
El Compas, Mexico - six concessions [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty					3.00%			3.00%
Terronera, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired													100.00%
Net smelter royalty													2.00%
Guadalupe Y Calvo, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty												2.00%
El Compas - Zacatecas Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Royalty expense					$ 226	$ 29
Area of El compas project | ha							3,990